Variable Interest Entities ("VIEs") - Schedule of Variable Interest Entities-Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
ASSETS
Restricted cash and short-term deposits	$ 123,874	$ 150,198
Liabilities
Other current liabilities (note 17)	(31,072)	(55,265)
Current portion of long-term debt and short-term debt	(512,045)	(521,282)
Long-term debt	(1,436,410)	(930,973)
VIE debt
ASSETS
Restricted cash and short-term deposits	16,466	17,472
Liabilities
Accrued expenses	(17,011)	(12,244)
Other current liabilities (note 17)	(184,000)	(184,000)
Current portion of long-term debt and short-term debt	(267,985)	(278,551)
Long-term debt	(3,328)	(33,432)
Total debt	$ (271,313)	$ (311,983)